Leases - Components of lease expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Leases
Operating lease costs	$ 578	$ 409	$ 1,652	$ 1,118
Total lease costs	$ 578	$ 409	$ 1,652	$ 1,118